FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  September 30, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September 30, 2004
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total:		$107750

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ACLARA BIOSCIENCE
COM
00461p106
  2364
600000
DEFINED 01
X


ALDERWOODS GROUP
COM
014383103
    983
100000
DEFINED 01
X


ALLIANCE SEMICON
COM
01877H100
    173
50000
DEFINED 01
X


ALLTEL
COM
020039103
  3020
55000
DEFINED 01
X


ALLTEL
COM
020039103
  2032
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    435
25000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
  1237
75000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
  1649
100000
DEFINED 01


X
AT&T
COM
001957505
    128
8954
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
  1758
257734
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  3752
120000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1564
50000
DEFINED 01


X
CHINA YUCHAI
COM

  2090
150000
DEFINED 01
X


CIT GROUP
COM
125581108
  1870
50000
DEFINED 01
X


COMCAST
COM
200300200
  1240
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    838
30000
DEFINED 01


X
COMCAST CL A
COM
20030N101
    409
14484
DEFINED 01


X
COX COMMUNICAT
COM
224044107
10822
326650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  2449
73920
DEFINED 01


X
EQUIFAX
COM
294429105
  3224
122300
DEFINED 01
X


ENRON RESOURCES
COM
293562104
  4761
72300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    373
78600
DEFINED 01
X


FRESH DEL MONTE
COM

  2491
100000
DEFINED 01
X


GLACIER WATER
COM
376395109
  2102
100000
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1336
200000
DEFINED 01
X


HOLLY ENERGY
COM
435763107
    755
25800
DEFINED 01
X


INTL RECTIFIER
COM
460254105
  1715
50000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
    858
25000
DEFINED 01


X
3M
COM
88579y101
  1999
25000
DEFINED 01
X


3M
COM
88579Y101
  2000
25000
DEFINED 01


X
MARSH & MCLENNAN
COM
571748102
  3890
85000
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
  1602
35000
DEFINED 01


X
NOVELL
COM
670006105
    256
40600
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
  1015
50000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
    508
25000
DEFINED 01


X
PLAINS ALL AMER
COM
726503105
19519
542500
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
  7158
300000
DEFINED 01
X


SUPERVALU
COM
868536103
  4133
150000
DEFINED 01
X


SUPERVALU
COM
868536103
  1378
50000
DEFINED 01


X
TENARIS
COM
88031M109
  2050
44964
DEFINED 01
X


VALERO
COM
91913Y100
  2639
32900
DEFINED 01
X


VERIZON
COM
92343v104
  1969
50000
DEFINED 01



VIROLOGIC
COM
92823R201
  1206
600000
DEFINED 01
X




TOTAL						 107750